Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025
Assets:
Cash and deposits with financial institutions	[1]	$ 79,301	$ 73,838	$ 65,967
Trading assets		157,689	161,043	152,223
Securities purchased under resale agreements and securities borrowed		253,177	215,379	203,008
Derivative financial instruments		46,709	47,788	46,531
Customers' liability under acceptances		155	173	177
Liabilities:
Deposits	[2]	981,489	971,682	966,279
Financial instruments designated at fair value through profit or loss		48,629	47,740	47,165
Acceptances		157	174	178
Obligations related to securities sold short		38,064	33,147	38,104
Derivative financial instruments		56,854	58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		238,663	204,760	189,144
Subordinated debentures		5,766	5,807	7,692
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		79,301	73,838	65,967
Trading assets		157,689	161,043	152,223
Securities purchased under resale agreements and securities borrowed		253,177	215,379	203,008
Derivative financial instruments		46,709	47,788	46,531
Investment securities – FVOCI and FVTPL		127,818	119,947	126,226
Investment securities – amortized cost		21,988	22,452	23,722
Loans		757,434	755,475	771,045
Customers' liability under acceptances		155	173	177
Other financial assets		27,239	28,419	28,128
Liabilities:
Deposits		981,489	971,682	966,279
Financial instruments designated at fair value through profit or loss		48,629	47,740	47,165
Acceptances		157	174	178
Obligations related to securities sold short		38,064	33,147	38,104
Derivative financial instruments		56,854	58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		238,663	204,760	189,144
Subordinated debentures		5,766	5,807	7,692
Other financial liabilities		52,913	55,490	56,529
At fair value [member]
Assets:
Cash and deposits with financial institutions		79,301	73,838	65,967
Trading assets		157,689	161,043	152,223
Securities purchased under resale agreements and securities borrowed		253,177	215,379	203,008
Derivative financial instruments		46,709	47,788	46,531
Investment securities – FVOCI and FVTPL		127,818	119,947	126,226
Investment securities – amortized cost		21,510	22,069	23,239
Loans		754,267	754,887	769,900
Customers' liability under acceptances		155	173	177
Other financial assets		27,239	28,419	28,128
Liabilities:
Deposits		979,387	971,043	965,925
Financial instruments designated at fair value through profit or loss		48,629	47,740	47,165
Acceptances		157	174	178
Obligations related to securities sold short		38,064	33,147	38,104
Derivative financial instruments		56,854	58,165	56,031
Obligations related to securities sold under repurchase agreements and securities lent		238,663	204,760	189,144
Subordinated debentures		5,801	5,882	7,749
Other financial liabilities		$ 53,031	$ 55,508	$ 56,500

[1]	Net of allowances of $3 (January 31, 2026 – $3; October 31, 2025 – $4).
[2]	Deposits denominated in U.S. dollars amount to $317,453 (January 31, 2026 – $310,021 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,300 (January 31, 2026 – $20,881; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $36,731 (January 31, 2026 – $35,542; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $109,608 (January 31, 2026 – $110,665; October 31, 2025 – $117,530).